SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss before income tax expense	$ (3,156,995)	$ (2,068,061)	$ (1,217,086)
Taiwan statutory tax rate	20.00%	20.00%	20.00%
Computed income tax expense with Taiwan statutory tax rate	$ (631,399)	$ (413,612)	$ (243,417)
Tax effect of different tax rates in other jurisdictions	8,392	(29,619)	(18,404)
Tax effect of additional deduction for R&D expenses	(51,817)	(70,546)	(47,431)
Prior year true up		56,362
Non-taxable item	2,561	110,872	674
Exchange rate effect		(17,054)	(2,265)
Tax effect on deferred tax allowance	672,263	363,597	310,843
Total income tax expense